Putnam Investments
100 Federal Street
Boston, MA 02110
October 28, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Putnam International Equity Fund (Reg. No. 33- 37214) (811- 06190) (the “Fund”) Post-Effective
Amendment No. 43 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 43 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 25, 2019.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

Putnam International Equity Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal
Executive Officer and Compliance Liaison